United States
Securities and Exchange Commission
Washington, D.C.
Form 13F
Form 13 F Cover Page

Report for the Calendar Year or Quarter Ended:		31-Mar-02

Check here if Amendment	Amendment Number:
This Amendment (Check only one)	☐	is a restatement.
	☐	adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Mark S. Siegel
Address:	1801 Century Park East Suite 1111 Los Angeles, CA 90067
Form 13 F File Number:	28-4186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:	Mark S. Siegel
Title:	President
Phone:	(310) 843-0050
Signature, Place, and Date of Signing
/s/ Mark S. Siegel [Signature]	Los Angeles, California [City, State]	4/18/2002 [Date]
Report Type (Check only one):
☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)
☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)
Page 1 of 1
Name of Reporting Manager: REMY INVESTORS AND CONSULTANTS, INC.
									SEC USE ONLY
					Item 6: Investment Discretion				Item 8: Voting Authority (Shares)
Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	(a) Sole	(b) Shared— As Defined In	(c) Shared— Other	Item 7: Managers See Instr. V	(a) Sole	(b) Shared	(c) None
			(x1000)

PATTERSON-UTI ENERGY CORP.	COMMON	703481101	140,656	4,729,524	x				x
VARIFLEX, INC.	COMMON	922242102	8,167	1,666,667	x				x
VIACOM, INC.	COMMON	925524308	24,967	516,168	x				x
DISCOVERY LABS, INC.	COMMON	254668106	922	296,560	x				x

COLUMN TOTALS			174,712

SEC 1685 (5/91)
Form 13F Summary Page
Report Summary:
Number of other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:	$174,712

(x1000)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE